Finance income and costs - Summary of Finance Income and Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Fair value movements on derivative liabilities (Note 24)	€ 53	€ 49	€ 182
Fair value movements on Exchangeable Notes (Note 24)	117	0	0
Interest income	11	17	31
Other financial income	6	8	1
Foreign exchange gains	59	20	61
Total	246	94	275
Finance costs
Fair value movements on derivative liabilities (Note 24)	(5)	(307)	(235)
Fair value movements on Exchangeable Notes (Note 24)	(5)	0	0
Interest expense on lease liabilities	(40)	(41)	(38)
Interest, bank fees and other costs	(11)	(13)	(5)
Transaction costs in relation to issuance of Exchangeable Notes	(18)	0	0
Foreign exchange losses	(12)	(149)	(55)
Total	€ (91)	€ (510)	€ (333)